Related Party and Party in Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Related Party and Party in Interest Transactions [Abstract]
Related Party and Party in Interest Transactions
Note F – Related Party and Party in Interest Transactions

Artesian Resources Corporation and its employees are parties-in-interest to the Plan. On December 31, 2025 and December 31, 2024, the Plan's assets included $2,666,229 and $4,317,229, respectively, of Artesian Resources Corporation Class A non-voting common stock and $209,625 and $218,218, respectively, of participant notes receivable.  Empower and its affiliates serve as the Plan’s recordkeeper and trustee/custodian and, as such, administrative fees recorded of $33,461 qualify as party-in-interest transactions.  Transactions in these assets are exempt from the prohibited transaction rules.